Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASES

NOTE 7 — LEASES

The Company leases office space in Israel pursuant to a lease agreement effective as of October 1, 2022. The lease agreement expires on September 30, 2025, with an option to extend the lease with same terms for an additional two years. The monthly payment is approximately NIS 18 thousand (approximately $5). During September 2025, the company renewed the lease for additional two years. The monthly rent payment as of December 31, 2025, was approximately NIS 20 thousand (approximately $6).

Fort leases two warehouse facilities in the UK. The first lease agreement expired on February 23, 2025, but Fort continues to occupy the premises by mutual agreement with the lessors, until a new negotiated agreement is signed. On January 28, 2026, Fort signed a new lease agreement with annual rent of £44 thousand (approximately $60) paid quarterly. The second warehouse which Fort leases under a lease agreement effective as July 1, 2024, is for a fixed five-year term with no early termination option. The annual rent as of December 31, 2025, was £52 thousand (approximately $70), paid monthly. There is no option for further extension.

Since the acquisition of Pure Logistics (see Note 3(a)), Pure Logistics leases logistics center, with a term expiring on November 30, 2029. The monthly payment as of December 31, 2025 was approximately $67.

On June 30, 2025, Pure Logistics decided not to exercise the renewal option related to one of its warehouses and returned the premises. As a result, the Company reduced its right-of-use asset by $1,826 and its lease liability by $1,715. The difference of $111, which resulted primarily from the straight-line recognition of lease expense under ASC 842 in prior periods compared to the variable lease payments actually incurred, was recognized as a gain from reassessment of lease term within cost of sales.

As of December 31, 2025, the Company’s operating lease assets and lease liabilities (both the current and non-current portion) for operating leases totaled $3,126 and $3,034, respectively.

The Company uses its incremental borrowing rate as the discount rate for its leases, as the implicit rate in the lease is not readily determinable.

Supplemental weighted-average information for leases was as follows:

	December 31,
	2025	2024
Weighted-average remaining lease term	4.59 years	3.97 years
Weighted-average discount rate	9.86%	8.25%

Future lease payments under operating leases as of December 31, 2025, were as follows:

2026	809
2027	806
2028	759
2029	745
2030	730
Total future operating lease payments	3,849
Less: imputed interest	(815)
Present value of lease liability	3,034